Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes

Loss before income taxes consists of:

	Year ended December 31,
	2017	2018	2019
	$	$	$
Cayman	3,887	1,218	(3,241)
BVI	8	2	2
PRC	40,972	127,711	185,239
HK	6,240	7,778	3,271
US	—	2,351	9,786
AUST	(723)	15	14
	50,384	139,075	195,071

Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Year ended December 31,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Share-based compensations	(3.27%)	(1.93%)	(1.51%)
Non-deductible expenses	(0.79%)	(0.38%)	(0.39%)
Prior year tax filing adjustment	—	1.55%	1.93%
Effect of different tax rate of subsidiary operation in other jurisdictions	(3.06%)	(0.76%)	0.07%
Preferential tax rate	—	—	(9.14%)
Effect of change in tax rate	—	—	(9.15%)
Changes in valuation allowance	(17.88%)	(23.48%)	(6.81%)
Effective income tax rate	—	—	—

Schedule of Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2017	2018	2019
	$	$	$
Deferred tax assets:
Depreciation of property and equipment, net	6	15	57
Government grants	188	187	325
Net operating loss forwards	17,075	49,726	62,833
Less: valuation allowance	(17,269)	(49,928)	(63,215)
Deferred tax assets, net	—	—	—

Schedule of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:
	2018	2019
	$	$
Balance as of January 1,	(17,269)	(49,928)
Additions	(32,659)	(13,287)
Balance as of December 31,	(49,928)	(63,215)